Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation:

Note 1 Nature of Operations and Basis of Presentation:

Nature of Operations

Stratex Oil & Gas Holdings, Inc. (“we” or the “Company”) was incorporated on August 15, 2003 as Poway Muffler and Brake Inc. in California to enter the muffler and brakes business. On December 15, 2008, a merger was effected with Ross Investments Inc., a Colorado shell corporation. Ross Investments was the acquirer and the surviving corporation. Ross Investments Inc. then changed its name to Poway Muffler and Brake, Inc. On May 25, 2012, we filed an Amendment to our Certificate of Incorporation by which we changed our name from Poway Muffler and Brake, Inc., a Colorado corporation, to Stratex Oil & Gas Holdings, Inc., with the Secretary of the State of Colorado.

On July 6, 2012, Stratex Acquisition Corp., a wholly-owned subsidiary of Stratex Oil & Gas Holdings, Inc. merged with and into Stratex Oil & Gas, Inc., a Delaware corporation (“SOG”). SOG was the surviving corporation of that Merger. As a result of the merger, we acquired the business of SOG, and continue the business operations of SOG as a wholly-owned subsidiary.

The Company is engaged in the sale of oil and gas and the exploration for and development of oil and gas reserves in south Texas as well as Kansas, North Dakota, Utah and Montana.

Basis of Presentation- Unaudited Interim Financial Information

The accompanying unaudited interim condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and in accordance with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) with respect to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim condensed consolidated financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to fairly present the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full year. These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 2013 and notes thereto contained in the Company’s annual report on Form 10-K for the year ended December 31, 2013, as filed with the SEC on March 31, 2014.

Note 1 Nature of Operations and Basis of Presentation:

Nature of Operations

Stratex Oil & Gas Holdings, Inc. (the “Company”) (“Pubco”) was incorporated on August 15, 2003 as Poway Muffler and Brake Inc. in California to enter the muffler and brake business.  On December 15, 2008, a merger was effected with Ross Investments Inc., a Colorado shell corporation.    Ross Investments was the acquirer and the surviving corporation.  Ross Investments Inc. then changed its name to Poway Muffler and Brake, Inc. On May 25, 2012, we filed an Amendment to our Certificate of Incorporation by which we changed our name from Poway Muffler and Brake, Inc., a Colorado corporation, to Stratex Oil & Gas Holdings, Inc., with the Secretary of the State of Colorado.

On July 6, 2012, Stratex Acquisition Corp., a wholly-owned subsidiary of Stratex Oil & Gas Holdings, Inc. merged with and into Stratex Oil & Gas, Inc., a Delaware corporation (“Stratex”) (“SOG”). Stratex was the surviving corporation of that Merger. As a result of the merger, we acquired the business of Stratex, and continue the business operations of Stratex as a wholly-owned subsidiary.

The Company is engaged in the sale of oil and gas and the exploration for and development of oil and gas reserves in the Bakken, Three Forks, Heath and Tyler Formations in North Dakota, Montana, Kansas, Nebraska, Texas and Colorado.

The Company’s major assets are an oil well in Roosevelt County, Montana and leaseholds affording drilling rights in North Dakota, Montana, Kansas, Nebraska, Texas and Colorado.

Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.